Other (Income) Expense, Net - Other (Income) Expense, Net (Parenthetical) (Detail) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended			12 Months Ended					3 Months Ended				12 Months Ended			1 Months Ended		3 Months Ended				12 Months Ended					12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2010 USD ($)	Aug. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 STT Technologies Inc. [Member] USD ($)	Oct. 26, 2012 STT Technologies Inc. [Member]	Mar. 31, 2010 Rest Of World [Member] USD ($)	Dec. 31, 2010 Rest Of World [Member] USD ($)	Dec. 31, 2011 North America [Member] USD ($)	Sep. 30, 2011 North America [Member] USD ($)	Dec. 31, 2010 North America [Member] USD ($)	Dec. 31, 2012 North America [Member] USD ($)	Dec. 31, 2011 North America [Member] USD ($)	Dec. 31, 2010 North America [Member] USD ($)	Dec. 31, 2012 North America [Member] STT Technologies Inc. [Member] USD ($)	Oct. 26, 2012 North America [Member] STT Technologies Inc. [Member] USD ($)	Dec. 31, 2012 Europe [Member] USD ($)	Dec. 31, 2011 Europe [Member] USD ($)	Sep. 30, 2011 Europe [Member] USD ($)	Dec. 31, 2010 Europe [Member] USD ($)	Dec. 31, 2012 Europe [Member] USD ($)	Dec. 31, 2011 Europe [Member] USD ($)	Dec. 31, 2010 Europe [Member] USD ($)	Aug. 31, 2012 Corporate [Member] USD ($)	Aug. 31, 2010 Corporate [Member] USD ($)	Sep. 30, 2012 Corporate [Member] USD ($)	Jun. 30, 2011 Corporate [Member] USD ($)	Jun. 30, 2011 Corporate [Member] CAD	Mar. 31, 2011 Corporate [Member] USD ($)	Dec. 31, 2012 Corporate [Member] USD ($)	Dec. 31, 2011 Corporate [Member] USD ($)	Dec. 31, 2010 Corporate [Member] USD ($)	Aug. 31, 2010 Corporate [Member] USD ($)	Aug. 31, 2010 Corporate [Member] Stronach Group [Member] USD ($)	Dec. 31, 2010 Facility Closing [Member] North America [Member] USD ($)
Component of Operating Other Cost and Expense [Line Items]
Long-lived asset impairment charges									$ 7		$ 7	$ 2	$ 7	$ 7			$ 23	$ 14		$ 16	$ 23	$ 14	$ 16
Long-lived asset impairment charges after tax									7		5	1					22	13		16
Company acquired			27.00%			50.00%										50.00%								27.00%										27.00%
Cash acquired consideration	652	106	75	120	55											55								75										80
Estimated fair value															55											205
Recognition of non-cash	188				35							35			35											153				153
Recognition of non-cash after tax															35											125
Settlement agreement										11
Insurance proceeds									15
Restructuring and rationalization costs in cost of goods sold																																			32
Restructuring and rationalization costs in cost of goods sold after tax																																			27
Restructuring charges to be paid									7				7
Restructuring charges														32			55				55
Restructuring charges after Tax																	53
Loss (gain) on disposal of facility							(14)	(14)										129	113			129
Company agreed to fund the buyer against the losses on disposal																			67
Remaining assets assigned no value by buyer																			26
Customer costs reimburse																			20
Long lived asset impairment charges related to an interior systems facility																		16
Charge related to the insolvency																		11				11
Proceeds from sale of interest in intangible assets							30
Percentage of non-controlling interest in an equity accounted investment																								73.00%			40.00%	40.00%					73.00%
Impairment charges for assets																													9
Proceeds from sale of equity method investments																											151	147
Gain on sale of investment																											10				(10)
Cash investment																									145								145
Company showed a reduction of cash		91																							91
Gain recognized in income																									$ 16							$ (16)